Other Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other Accrued Liabilities
Note 16. Other Accrued Liabilities
	December 31, 2015	December 31, 2014
Compensation and other employee-related costs	$109	$109
Employee separation costs(1)	76	12
Accrued litigation(2)	11	7
Environmental remediation(2)	68	69
Income taxes	32	—
Customer rebates	53	59
Deferred revenue	20	28
Accrued interest	21	—
Miscellaneous(3)	64	68
Total	$454	$352

(1)
See Note 6 for further information.

(2)
See Note 19 for further discussion of environmental remediation and accrued litigation.

(3)
Miscellaneous primarily includes accrued utility expenses, property taxes, an accrued indemnification liability and other miscellaneous expenses.